Exploration Contracts (Details) - USD ($)										3 Months Ended		4 Months Ended	12 Months Ended
	Apr. 25, 2022	Oct. 05, 2021	Feb. 05, 2021	Feb. 20, 2020	Jul. 08, 2019	Mar. 29, 2019	Jan. 19, 2015	Oct. 01, 2013	Jul. 22, 2011	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Application fee														$ 607,000
Cash Settlement amount													$ 21,300,000	4,400,000
Outstanding payables										$ 18,004,000			$ 26,573,000	4,316,000
Common shares issued (in shares)													6.05
Total proceeds														20,373,000
PMTS Agreement Amendment [Member]
Finite-Lived Intangible Assets [Line Items]
Additional common stock, shares (in Shares)				3,200,000
Consideration for additional common stock shares				$ 10,000,000.0
Amount payable				$ 10,000,000.0
Common stock, per share (in Dollars per share)				$ 3.11
Maersk Supply Service
Finite-Lived Intangible Assets [Line Items]
Aggregate amount			$ 4,600,000
Number of shares issued on acquisition			4,200,000
Costs incurred for offshore campaigns										0	$ 16,200,000		$ 33,900,000	25,600,000
Cash Settlement amount													4,200,000	$ 4,700,000
Outstanding payables										5,800,000			11,300,000
Common shares issued (in shares)														3.11
Remained outstanding value										4,700,000			3,500,000
Completion of the PMTS
Finite-Lived Intangible Assets [Line Items]
Common shares issued (in shares)												11,600,000
Amount payable					$ 30,000,000.0
Maersk Supply Service
Finite-Lived Intangible Assets [Line Items]
Contractual price per share (in Dollars per share)			$ 1.08
Outstanding payables										$ 5,800,000			$ 11,300,000	$ 1,800,000
Owned common shares (in Shares)										20,800,000			20,800,000
Owned common shares (in Shares)													20,800,000	16,600,000
Common shares outstanding, percentage										9.20%			9.20%	8.80%
Allseas Group S.A
Finite-Lived Intangible Assets [Line Items]
Owned common shares (in Shares)													16,200,000	14,200,000
Owned common shares (in Shares)										17,200,000			16,200,000
Common shares outstanding, percentage													7.20%	7.50%
Common shares outstanding, percentage										7.60%			7.20%
Additional Common Stock Value													$ 150,000,000
Cost plus profit basis, percentage													50.00%
Additional common stock, shares (in Shares)													3,200,000
Amount payable													$ 30,000,000.0
Payment	$ 10,000,000	$ 10,000,000
Amount of expenses										$ 1,300,000			$ 14,300,000
Common stock, per share (in Dollars per share)													$ 12.95
Total proceeds						$ 20,000,000.0
Subscribed for common shares (in Shares)						7,700,000
Metric tones of polymetallic nodules (in Grams)													200,000,000
Allseas Group S.A | Closing of the Business Combination
Finite-Lived Intangible Assets [Line Items]
Amount payable													$ 10,000,000
Allseas Group S.A | Later of (i) January 1, 2022, and (ii) confirmation of successful collection of North Sea test
Finite-Lived Intangible Assets [Line Items]
Amount payable													10,000,000
Allseas Group S.A | Completion of the PMTS
Finite-Lived Intangible Assets [Line Items]
Amount payable	$ 10,000,000												$ 10,000,000
Nauru Ocean Resources Inc [Member] | NORI Contract
Finite-Lived Intangible Assets [Line Items]
Application fee									$ 300,000
Term (in year)													15 years
Renewable for successive term													5 years
Marawa Research and Exploration Limited [Member] | Marawa Option Agreement
Finite-Lived Intangible Assets [Line Items]
Application fee								$ 300,000					$ 300,000
Term (in year)							15 years						40 years
Renewable for successive term													5 years
Annual exploration fees, ISA royalties and taxes will pay to the ISA, on behalf of Marawa													$ 47,000
ISA exploration application fee will pay to the ISA, on behalf of Marawa													$ 300,000
Tonga Off shore Mining Limited | TOML Contract
Finite-Lived Intangible Assets [Line Items]
Term (in year)													15 years
Renewable for successive term													5 years
Allseas Group S.A | Completion of the PMTS
Finite-Lived Intangible Assets [Line Items]
Common shares issued (in shares)					11,600,000